SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHARE CAPITAL
NOTE 8— SHARE CAPITAL

a.	Ordinary shares

1)
Rights of the Company’s ordinary shares

Each ordinary share is entitled to one vote. The holder of the ordinary shares is also entitled to receive dividends whenever funds are legally available, when and if declared by the Board of Directors. Since its inception, the Company has not declared any dividends.

2)
On January 19, 2018, the Company executed a 1-for-1.8 share split of the Company’s shares by way of an issuance of bonus shares for each share. Upon the effectiveness of the share split, (i) 0.8 bonus shares were issued for each outstanding share, (ii) the number of ordinary shares into which each outstanding option to purchase ordinary shares is exercisable was proportionally increased, and (iii) the exercise price of each outstanding option to purchase ordinary shares was proportionately decreased. Unless otherwise indicated, and except for authorized capital, all of the share numbers, loss per share amounts, share prices and option exercise prices in these financial statements have been adjusted, on a retroactive basis, to reflect this 1-for-1.8 share split.

3)
In January 2018, the Company completed an Initial Public Offering ("IPO") on the NASDAQ Stock Market, in which it issued 6,250,000 Ordinary shares at a price per share of $12. During February 2018 the underwriters exercised their green shoe option and purchased additional 937,500 ordinary shares at the same price per share. The total proceeds received from the IPO, net of issuance costs, were $78,775.

Immediately prior to the closing of the IPO, the outstanding promissory note received from its current controlling shareholder (the "Controlling Shareholder") were automatically converted into 5,444,825 Ordinary shares of the Company based on the IPO price of $12 per ordinary share.

4)
On August 12, 2019, the Company completed an underwritten follow-on public offering, in which it issued 1,437,500 ordinary shares, including the full exercise by the underwriters of their option to purchase 187,500 additional ordinary shares, at a public offering price of $8.00 per ordinary share.
The total proceeds received from the offering, net of issuance costs, were approximately $10,613.

5)
On February 19, 2020, the Company completed an underwritten public offering, in which it issued 2,091,907 ordinary shares and 2,091,907 warrants to purchase up to 1,673,525 ordinary shares, at a public offering price of $11.00 per ordinary shares. The warrants are exercisable over a three-years period from the date of issuance at a per share exercise price of $14, subject to certain adjustments as defined in the agreement. The total proceeds received from the offering, net of issuance costs, were approximately $21,306.

In addition and in parallel to the public offering, the Company signed an agreement for a private placement with its controlling shareholder for an additional investment of approximately $5,000 in consideration of 454,628 ordinary shares and 454,628 warrants to purchase up to 363,702 ordinary shares, at the same terms of the underwritten public offering mentioned above. The private placement agreement was contingent on certain conditions and was approved by the company’s shareholders on April 8, 2020.  The total proceeds of $5,000 were received in April 2020.

b.	Share-based compensation:

1)	Option plan

In December, 2014, the Company’s Board of Directors approved a Share Incentive Plan (hereafter — the Plan) and reserved a pool of 629,025 ordinary shares, par value NIS 0.1 each, or such other number as the Board may determine, subject to certain terms and conditions as defined in the Plan. According to the Plan, the Company may issue shares or restricted shares, may grant options or restricted share units and other share-based awards (hereafter — the awards) to the Company employees, consultants, directors and other service providers.

The Plan is designed to enable the Company to grant awards to purchase Ordinary Shares under various and different tax regimes including, without limitation: pursuant and subject to Section 102 of the Israeli Tax Ordinance and pursuant and subject to Section 3(i) of the Israeli Tax Ordinance and under Internal revenue Code Section 422.

The awards may be exercised after vesting and in accordance with vesting schedules which will be determined by the Board of Directors for each grant. The maximum term of the awards is 10 years. The fair value of each option granted under this Plan is estimated using the Black-Scholes option pricing method. Expected volatility is based on the historical volatility of comparable peer companies.

The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the options granted in dollar terms. The expected term of the options is estimated based on the simplified method, as its historical experience for options grants as a public company is insufficient.

In December 2019, the Company’s Board of Directors approved an increase of the ordinary shares that may be issued under the Company’s Plan by reserving an additional amount of 912,230 ordinary shares.

As of December 31, 2020, 949,415 ordinary shares remain available for future grants under the Plan.

2)	Options grants

a.	Option granted to employees and directors

i.	In January 2019, the Company granted a total of 80,000 options to an executive officer to purchase ordinary shares at an exercise price of $5.95 per share.

ii.	In May 2019, the Company granted a total of 9,000 options to several employees to purchase ordinary shares at an exercise price of $7.32 per share.

iii.	In December 2019, the Company granted a total of 6,300 options to several employees to purchase ordinary shares at an exercise price of $8.32 per share.

The options vest over a period of 4 years; 25% of the options vest on the first anniversary of the vesting commencement date (as described in each agreement) and the rest vest quarterly over the following three years. The options expire on the tenth anniversary of their grant date.

The fair value of options granted to employees and directors in 2018 and 2019 were $878 and $485 respectively. The underlying data used for computing the fair value of the options are as follows:

	2018	2019
Value of one ordinary share	$6.24-$10.40	$6.08-$8.59
Dividend yield	0%	0%
Expected volatility	70.43%-73.35%	74.87%-77.83%
Risk-free interest rate	2.67%-2.83%	1.82%-2.75%
Expected term	5.50-7 years	6.11 years

The total unrecognized compensation cost of employee options at December 31, 2020 is $271, which is expected to be recognized over a period of 2.96 years.

The following table summarizes the number of options granted to employees under the Plan for the years ended December 31, 2019 and 2020, and related information:

	Year ended December 31
	2019			2020
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life
Options outstanding at the beginning of the year	938,090	$4.47	7.89	1,031,591	$4.74	7.25
Granted	95,300	$6.24	9.17	-	-	-
Exercised	-	-	-	(28,447)	$5.27	-
Expired	(563)	$5.57	-	-	-	-
Forfeited	(1,238)	$5.57	-	(2,250)	$7.77	-
Options outstanding at the end of the year	1,031,591	$4.74	7.25	1,000,894	$4.63	6.05
Options exercisable at the end of the year	683,979	$3.60	6.56	900,687	$4.08	5.67

b.	Option granted to non-employees

In March 2018, the Company granted a total of 76,895 options to several consultants to purchase ordinary shares at an exercise price of $11.21 per share.

The options vest over a period of 4 years; 25% of the options vest on the first anniversary of the vesting commencement date (as described in each agreement) and the rest vest quarterly over the following three years. The options expire on the tenth anniversary of their grant date.

The fair value of options granted to non-employees in 2018 was $648. The underlying data used for computing the fair value of the options are as follows:

2018
Value of one ordinary share	$ 10.40
Dividend yield	0%
Expected volatility	79.07%
Risk-free interest rate	2.86%
Expected term	10 years

The total unrecognized compensation cost of non-employees' options at December 31, 2020 is $25, which is expected to be recognized over a period of 1.23 years.

The following table summarizes the number of options granted to non-employees under the Plan for the year ended December 31, 2019 and 2020, and related information:

	Year ended December 31
	2019			2020
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life
Options outstanding at the beginning of the year	198,575	$7.48	8.81	198,575	$7.48	7.84
Granted	-	-	-	-	-	-
Options outstanding at the end of the year	198,575	$7.48	7.84	198,575	$7.70	6.84
Options exercisable at the end of the year	96,588	$6.97	7.78	137,771	7.34	6.8

c.	The aggregate intrinsic value of the total outstanding and of total exercisable options as of December 31, 2020 is approximately $482 and $413, respectively.

d.
Restricted Share Units (RSUs) granted to Directors

In February 2018 and September 2018, the board of directors approved and recommended the Company shareholders to approve a total grant of 46,000 and 11,500 RSUs, respectively, to its independent and external directors that vest annually in equal portions over a three-year period. The fair value of shares as of the date of grant was $495 and $105 respectively. As of December 31, 2020, 38,332 RSUs were vested.

e.	The following table illustrates the effect of share-based compensation on the statements of operations:

	Year ended December 31
	2018	2019	2020
Research and development expenses	$2,708	$1,028	$431
General and administrative expenses	$1,946	$1,524	$786
	$4,654	$2,552	$1,217